Financial liabilities - Summary of Long Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of long term borrowings [Line Items]
Total	¥ 22,963,363	¥ 21,155,496
Long-term debt [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	32,795,058	30,611,253
Less - Current portion due within one year	(10,272,900)	(9,844,870)
Total	22,522,158	20,766,384
Long-term debt [Member] | Unsecured loans (principally from bank) [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	7,360,937	6,781,268
Long-term debt [Member] | Secured loans (principally financial receivables securitization) [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	7,556,089	6,458,570
Long-term debt [Member] | Consolidated subsidiaries [Member] | Secured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	86,033	65,837
Long-term debt [Member] | Consolidated subsidiaries [Member] | Unsecured Bonds and Medium Term Notes [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	16,683,919	16,084,233
Long-term debt [Member] | Parent [Member] | Unsecured bonds [Member]
Disclosure of long term borrowings [Line Items]
Long-term debt	¥ 1,108,080	¥ 1,221,345